Quarterly Holdings Report
for
Fidelity® Pacific Basin Fund
January 31, 2026
PAF-NPRT1-0426
1.813019.121
Common Stocks - 94.1%
	Shares	Value ($)
AUSTRALIA - 7.0%
Financials - 4.1%
Capital Markets - 2.2%
HUB24 Ltd	143,970	10,174,728
Macquarie Group Ltd	92,404	13,652,834
		23,827,562
Financial Services - 1.9%
Challenger Ltd	2,079,470	13,336,439
Cuscal Ltd	2,233,531	6,610,107
		19,946,546
TOTAL FINANCIALS		43,774,108
Industrials - 1.4%
Aerospace & Defense - 0.8%
DroneShield Ltd (a)(b)	3,788,761	8,759,169
Commercial Services & Supplies - 0.6%
Brambles Ltd	382,033	5,959,042
TOTAL INDUSTRIALS		14,718,211
Information Technology - 1.5%
Software - 1.5%
Canva Australia Holdings Pty Ltd Class A (a)(c)(d)	4,424	6,840,742
WiseTech Global Ltd	241,531	9,755,027
TOTAL INFORMATION TECHNOLOGY		16,595,769
TOTAL AUSTRALIA		75,088,088
CHINA - 19.2%
Communication Services - 7.7%
Entertainment - 1.5%
DouYu International Holdings Ltd ADR	887,510	5,653,438
HUYA Inc Class A ADR (e)	2,391,957	10,141,898
		15,795,336
Interactive Media & Services - 6.2%
Baidu Inc A Shares (a)	538,000	10,312,146
Tencent Holdings Ltd	729,300	56,055,317
		66,367,463
TOTAL COMMUNICATION SERVICES		82,162,799
Consumer Discretionary - 5.4%
Automobile Components - 0.5%
WeRide Inc ADR (a)(e)	666,300	5,337,063
Broadline Retail - 1.8%
Alibaba Group Holding Ltd	629,600	13,393,850
PDD Holdings Inc Class A ADR (a)	52,300	5,284,915
		18,678,765
Diversified Consumer Services - 1.6%
New Oriental Education & Technology Group Inc	435,700	2,656,519
New Oriental Education & Technology Group Inc ADR	56,900	3,435,622
TAL Education Group Class A ADR (a)	906,600	11,513,820
		17,605,961
Hotels, Restaurants & Leisure - 1.5%
Atour Lifestyle Holdings Ltd ADR	246,116	8,796,186
Luckin Coffee Inc ADR (a)	233,200	7,781,884
		16,578,070
TOTAL CONSUMER DISCRETIONARY		58,199,859
Financials - 1.0%
Consumer Finance - 1.0%
Lufax Holding Ltd ADR (a)(e)	3,947,300	10,499,818
Health Care - 1.8%
Biotechnology - 0.5%
Suzhou Ribo Life Science Co Ltd H Shares	8,400	73,978
Zai Lab Ltd (a)	1,791,200	2,977,874
Zai Lab Ltd ADR (a)	162,700	2,700,820
		5,752,672
Health Care Equipment & Supplies - 1.3%
Shanghai Conant Optical Co Ltd H Shares	738,300	5,911,427
Zylox-Tonbridge Medical Technology Co Ltd H Shares (b)(f)	2,421,500	7,643,808
		13,555,235
TOTAL HEALTH CARE		19,307,907
Industrials - 2.1%
Aerospace & Defense - 0.3%
EHang Holdings Ltd ADR (a)(e)	281,900	3,599,863
Air Freight & Logistics - 1.1%
J&T Global Express Ltd B Shares (a)	8,848,400	11,519,083
Ground Transportation - 0.7%
Full Truck Alliance Co Ltd ADR	788,200	7,803,180
TOTAL INDUSTRIALS		22,922,126
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.0%
Shanghai Fudan Microelectronics Group Co Ltd H Shares	44,000	292,879
Software - 0.5%
Pony AI Inc ADR (a)(e)	333,056	4,622,817
TOTAL INFORMATION TECHNOLOGY		4,915,696
Real Estate - 0.7%
Real Estate Management & Development - 0.7%
KE Holdings Inc ADR	408,000	7,637,760
TOTAL CHINA		205,645,965
HONG KONG - 2.8%
Financials - 2.8%
Capital Markets - 0.4%
Futu Holdings Ltd Class A ADR (a)	30,500	4,958,385
Insurance - 2.4%
AIA Group Ltd	2,210,400	25,502,452
TOTAL FINANCIALS		30,460,837
Materials - 0.0%
Metals & Mining - 0.0%
China Metal Recycling Holdings Ltd (a)(c)	2,572,200	3
TOTAL HONG KONG		30,460,840
INDIA - 0.3%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Meesho (g)	318,647	605,191
Materials - 0.2%
Metals & Mining - 0.2%
PTC Industries Ltd (a)	11,322	2,229,728
TOTAL INDIA		2,834,919
INDONESIA - 1.3%
Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.4%
Sumber Alfaria Trijaya Tbk PT	42,249,400	4,396,210
Financials - 0.9%
Banks - 0.9%
Bank Central Asia Tbk PT	6,792,100	3,001,085
Bank Rakyat Indonesia Persero Tbk PT	28,040,000	6,365,192
TOTAL FINANCIALS		9,366,277
TOTAL INDONESIA		13,762,487
JAPAN - 32.4%
Communication Services - 1.7%
Entertainment - 1.7%
Daiichikosho Co Ltd	232,600	2,512,218
Nintendo Co Ltd	254,500	15,760,055
TOTAL COMMUNICATION SERVICES		18,272,273
Consumer Discretionary - 4.2%
Automobiles - 0.9%
Toyota Motor Corp	429,300	9,730,302
Broadline Retail - 0.7%
Pan Pacific International Holdings Corp	1,181,000	6,992,160
Hotels, Restaurants & Leisure - 0.6%
Kyoritsu Maintenance Co Ltd	352,700	6,409,723
Household Durables - 2.0%
Open House Group Co Ltd	177,300	10,418,494
Panasonic Holdings Corp	838,100	11,490,937
		21,909,431
TOTAL CONSUMER DISCRETIONARY		45,041,616
Consumer Staples - 0.9%
Food Products - 0.5%
Ajinomoto Co Inc	257,400	5,854,536
Personal Care Products - 0.4%
Rohto Pharmaceutical Co Ltd	228,000	3,768,571
TOTAL CONSUMER STAPLES		9,623,107
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
ENEOS Holdings Inc	595,800	4,999,007
Financials - 3.9%
Banks - 0.6%
Sumitomo Mitsui Financial Group Inc	191,400	6,735,452
Capital Markets - 0.5%
SBI Holdings Inc	244,200	5,497,498
Financial Services - 1.9%
ORIX Corp	649,200	19,784,633
Insurance - 0.9%
LIFENET INSURANCE CO (a)(e)	370,100	4,785,281
Tokio Marine Holdings Inc	128,300	4,782,068
		9,567,349
TOTAL FINANCIALS		41,584,932
Health Care - 2.2%
Health Care Equipment & Supplies - 1.7%
Hoya Corp	108,600	18,153,799
Health Care Providers & Services - 0.0%
CUC Inc (a)	43,700	239,170
Health Care Technology - 0.5%
M3 Inc	419,600	5,177,461
TOTAL HEALTH CARE		23,570,430
Industrials - 9.3%
Building Products - 0.8%
Daikin Industries Ltd	74,000	8,867,448
Construction & Engineering - 0.5%
COMSYS Holdings Corp	167,900	5,229,245
Electrical Equipment - 0.6%
NIDEC CORP	414,500	5,929,324
Industrial Conglomerates - 2.5%
Hitachi Ltd	765,200	26,552,544
Machinery - 1.7%
IHI Corp	389,600	8,982,248
Mitsubishi Heavy Industries Ltd	322,100	9,483,893
		18,466,141
Professional Services - 3.2%
BayCurrent Inc	127,600	4,486,118
Funai Soken Holdings Inc	408,600	2,957,043
SMS Co Ltd	272,600	2,878,188
Timee Inc (a)(e)	1,752,300	15,330,927
Visional Inc (a)	142,500	7,844,130
		33,496,406
TOTAL INDUSTRIALS		98,541,108
Information Technology - 8.4%
Electronic Equipment, Instruments & Components - 1.7%
Hamamatsu Photonics KK	574,700	6,357,498
Ibiden Co Ltd (e)	220,800	11,740,522
		18,098,020
IT Services - 2.2%
Fujitsu Ltd	392,000	10,892,027
Nomura Research Institute Ltd	276,100	8,386,832
NSD Co Ltd	228,200	4,781,937
		24,060,796
Semiconductors & Semiconductor Equipment - 2.8%
Kioxia Holdings Corp (a)	104,500	14,423,107
Renesas Electronics Corp	882,600	14,673,628
		29,096,735
Software - 0.9%
Money Forward Inc (a)(e)	402,500	10,150,927
Technology Hardware, Storage & Peripherals - 0.8%
FUJIFILM Holdings Corp	447,200	8,932,936
TOTAL INFORMATION TECHNOLOGY		90,339,414
Materials - 1.3%
Chemicals - 1.3%
Nippon Paint Holdings Co Ltd	507,700	3,360,937
Shin-Etsu Chemical Co Ltd	70,300	2,311,786
Toyo Gosei Co Ltd (e)	148,700	8,493,849
TOTAL MATERIALS		14,166,572
TOTAL JAPAN		346,138,459
KOREA (SOUTH) - 9.0%
Communication Services - 1.8%
Diversified Telecommunication Services - 1.2%
KT Corp	326,740	12,826,061
Interactive Media & Services - 0.6%
Webtoon Entertainment Inc (a)	514,503	6,220,341
TOTAL COMMUNICATION SERVICES		19,046,402
Consumer Staples - 1.1%
Personal Care Products - 1.1%
Amorepacific Corp	122,110	11,682,993
Financials - 1.0%
Banks - 1.0%
KB Financial Group Inc	111,279	10,334,283
Industrials - 1.9%
Aerospace & Defense - 1.9%
Hanwha Aerospace Co Ltd	14,120	12,652,940
Korea Aerospace Industries Ltd	66,860	7,756,466
TOTAL INDUSTRIALS		20,409,406
Information Technology - 3.2%
Technology Hardware, Storage & Peripherals - 3.2%
Samsung Electronics Co Ltd	310,870	34,392,778
TOTAL KOREA (SOUTH)		95,865,862
SINGAPORE - 0.8%
Consumer Discretionary - 0.8%
Broadline Retail - 0.8%
Sea Ltd Class A ADR (a)	74,700	8,701,803
TAIWAN - 12.1%
Information Technology - 12.1%
Semiconductors & Semiconductor Equipment - 12.1%
MediaTek Inc	205,000	11,430,382
Taiwan Semiconductor Manufacturing Co Ltd	2,146,000	118,307,939

TOTAL TAIWAN		129,738,321
THAILAND - 1.7%
Industrials - 1.7%
Transportation Infrastructure - 1.7%
Airports of Thailand PCL	11,559,600	18,411,090
UNITED STATES - 7.5%
Health Care - 1.3%
Health Care Equipment & Supplies - 1.3%
Anteris Technologies Global Corp (a)(e)	1,795,137	10,716,968
Anteris Technologies Global Corp depository receipt (a)	455,983	2,806,910
GI Dynamics Inc (a)(c)	111,225	1
TOTAL HEALTH CARE		13,523,879
Industrials - 0.9%
Aerospace & Defense - 0.9%
Space Exploration Technologies Corp (a)(c)(d)	22,539	9,488,919
Information Technology - 3.9%
Technology Hardware, Storage & Peripherals - 3.9%
Seagate Technology Holdings PLC	49,900	20,343,731
Western Digital Corp	87,000	21,770,010
TOTAL INFORMATION TECHNOLOGY		42,113,741
Materials - 1.4%
Construction Materials - 1.4%
James Hardie Industries PLC depository receipt (a)	672,333	15,510,773
TOTAL UNITED STATES		80,637,312
TOTAL COMMON STOCKS (Cost $629,867,468)		1,007,285,146

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Australia Holdings Pty Ltd Series A (a)(c)(d)	85	131,434
Canva Australia Holdings Pty Ltd Series A2 (a)(c)(d)	15	23,194

TOTAL AUSTRALIA		154,628
CHINA - 0.0%
Health Care - 0.0%
Health Care Providers & Services - 0.0%
dMed Biopharmaceutical Co Ltd Series C (a)(c)(d)	76,206	606,600
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,189,031)		761,228

Non-Convertible Preferred Stocks - 2.4%
	Shares	Value ($)
KOREA (SOUTH) - 2.4%
Financials - 0.7%
Insurance - 0.7%
Samsung Fire & Marine Insurance Co Ltd	30,652	7,933,817
Information Technology - 1.7%
Technology Hardware, Storage & Peripherals - 1.7%
Samsung Electronics Co Ltd	219,180	17,737,092
TOTAL KOREA (SOUTH)		25,670,909
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $12,442,059)		25,670,909

Money Market Funds - 6.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.70	39,575,915	39,583,830
Fidelity Securities Lending Cash Central Fund (h)(i)	3.70	32,958,652	32,961,947
TOTAL MONEY MARKET FUNDS (Cost $72,545,777)			72,545,777

TOTAL INVESTMENT IN SECURITIES - 103.3% (Cost $716,044,335)	1,106,263,060
NET OTHER ASSETS (LIABILITIES) - (3.3)%	(35,297,675)
NET ASSETS - 100.0%	1,070,965,385

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $16,402,977 or 1.5% of net assets.

(c)	Level 3 security.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,090,889 or 1.6% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,643,808 or 0.7% of net assets.

(g)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $605,191 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $2,333,936.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Canva Australia Holdings Pty Ltd Class A	3/18/2024 - 11/12/2025	5,573,815

Canva Australia Holdings Pty Ltd Series A	9/22/2023	90,666

Canva Australia Holdings Pty Ltd Series A2	9/22/2023	16,000

dMed Biopharmaceutical Co Ltd Series C	12/1/2020	1,082,365

Space Exploration Technologies Corp	2/16/2021 - 5/24/2022	1,437,725

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Meesho	6/10/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	19,028,323	115,677,686	95,123,490	107,131	1,311	-	39,583,830	39,575,915	0.1%
Fidelity Securities Lending Cash Central Fund	32,975,814	111,343,788	111,357,555	184,159	(100)	-	32,961,947	32,958,652	0.1%
Total	52,004,137	227,021,474	206,481,045	291,290	1,211	-	72,545,777

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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